Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) relates to the Registration Statement on Form S-1 (File No. 333-284230) of Z Squared Inc. (formerly Coeptis Therapeutics Holdings, Inc.), originally filed with the Securities and Exchange Commission (the “SEC”) on January 10, 2025 and declared effective on April 21, 2025 (as amended, the “Original Registration Statement”), which registered the offer and resale from time to time by the selling stockholders named therein of up to 3,919,349 shares of common stock, par value $0.0001 per share (the “Common Stock”). This Post-Effective Amendment is being filed pursuant to the undertakings in Item 17 of the Original Registration Statement and Section 10(a)(3) of the Securities Act of 1933, as amended (the “Securities Act”), to update the prospectus contained in the Original Registration Statement, including to reflect the registrant’s business combination with Z Squared OpCo Inc. completed on April 24, 2026 and the other fundamental changes described herein, and to update the information regarding the Selling Stockholder and the plan of distribution. This Post-Effective Amendment continues the registration of up to 3,819,349 shares of Common Stock registered under the Original Registration Statement, excluding any shares previously sold pursuant to the Original Registration Statement, which previously sold shares are not covered hereby (the shares so continued, the “Shares”), and converts the Original Registration Statement into a registration statement prepared in accordance with General Instruction VII of Form S-1, which permits the registrant, as a smaller reporting company, to incorporate by reference information from its previously and subsequently filed Exchange Act reports. No additional securities are being registered by this Post-Effective Amendment; all applicable registration fees were paid at the time of original filing, and no additional registration fee is required. The prospectus contained in this Post-Effective Amendment supersedes the prospectus dated April 21, 2025, as supplemented prior to the date hereof. This Post-Effective Amendment will become effective upon such date as the Commission, acting pursuant to Section 8(c) of the Securities Act, may determine.
Entity Registrant Name	Z Squared Inc.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	550 South Andrews Ave.
Entity Address, Address Line Two	Suite 700
Entity Address, City or Town	Fort Lauderdale
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33301
City Area Code	954
Local Phone Number	400-9994
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false